Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges, Insurers [Abstract]
Deferred Policy Acquisition Costs
The following tables show a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Fixed Annuities	Variable Annuities	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, January 1, 2021	$0	$0	$462,099	$2,030,983	$2,493,082
Capitalization	576	32,590	168,760	653,864	855,790
Amortization expense	(1,008)	(146,952)	(53,775)	(123,860)	(325,595)
Other(1)	84,913	3,921,094	0	24	4,006,031
Balance, December 31, 2021	$84,481	$3,806,732	$577,084	$2,561,011	$7,029,308
Capitalization	31,494	270,864	127,541	532,678	962,577
Amortization expense	(13,724)	(341,142)	(55,423)	(109,987)	(520,276)
Other(2)	0	0	(365)	(540,819)	(541,184)
Balance, December 31, 2022	$102,251	$3,736,454	$648,837	$2,442,883	$6,930,425
(1)    Includes the impact of the 2021 Variable Annuities Recapture as well as the assuming of DAC upon Affiliated Reinsurance Agreement with FLIAC within Fixed Annuities. See Note 1 and Note 11 for additional information.
(2)    Includes the impact of the reinsurance agreement with Lotus Re. See Note 11 for additional information.

2020
(in thousands)
Balance, beginning of year	$1,855,698
Capitalization of commissions, sales and issue expenses	758,469
Amortization-Impact of assumption and experience unlocking and true-ups	(27,844)
Amortization-All other	(112,718)
Change due to unrealized investment gains and losses	(39,861)
Other(1)	192
Balance, end of year	2,433,936
Transition adjustments(2)	59,146
Balance after transition, January 1, 2021	$2,493,082
(1)    Represents the impact of the January 1, 2020 adoption of ASU 2016-13.
(2)    Adjustments for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Deferred Reinsurance Losses
The following tables show a rollforward for the lines of business that contain DRL balances, along with a reconciliation to the Company's total DRL balance:

	December 31, 2022
	Variable Annuities	Term Life	Total
	(in thousands)
Balance, beginning of period	$254,577	$78,426	$333,003
Amortization expense	(31,057)	(9,048)	(40,105)
Other	(5)	0	(5)
Balance, end of period	$223,515	$69,378	$292,893

	December 31, 2021
	Variable Annuities	Term Life	Total
	(in thousands)
Balance, beginning of period	$274,415	$87,932	$362,347
Amortization expense	(14,847)	(9,506)	(24,353)
Other	(4,991)	0	(4,991)
Balance, end of period	$254,577	$78,426	$333,003

Deferred Reinsurance Gains
The following tables show a rollforward for the lines of business that contain DRG balances, along with a reconciliation to the Company's total DRG balance:

	December 31, 2022
	Variable / Universal Life	Fixed Annuities	Total
		(in thousands)
Balance, beginning of period	$174,598	$78,138	$252,736
Amortization	(79,952)	(6,437)	(86,389)
Other(1)	1,340,312	(13,803)	1,326,509
Balance, end of period	$1,434,958	$57,898	$1,492,856
(1)    Includes $1,352 million deferred gain related to the reinsurance agreement with Lotus Re, entered into January 1, 2022.

	December 31, 2021
	Variable / Universal Life	Fixed Annuities	Total
		(in thousands)
Balance, beginning of period	$174,259	$0	$174,259
Amortization	(7,365)	(657)	(8,022)
Other(1)	7,704	78,795	86,499
Balance, end of period	$174,598	$78,138	$252,736
(1)    Includes the impact of the 2021 Variable Annuities Recapture.

Deferred Sales Inducements
The following table shows a rollforward of DSI balances for variable annuity products, which is the only line of business that contains a DSI balance, along with a reconciliation to the Company's total DSI balance:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Balance, beginning of period	$414,619	$0
Capitalization	676	167
Amortization expense	(33,791)	(17,885)
Other adjustments(1)	0	432,337
Balance, end of period	$381,504	$414,619
(1)    Other adjustments includes the impact of the 2021 Variable Annuities Recapture.